Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Income Statement [Abstract]
Net sales	$ 1,523,384	$ 1,729,168	$ 1,702,838
Cost of sales	1,154,702	1,456,375	1,475,728
Gross profit	368,682	272,793	227,110
Selling, general and administrative	219,397	185,815	180,783
Intangible asset amortization	22,238	22,103	20,857
Asset impairment charges	129	27,937	44,424
Operating income (loss)	126,918	36,938	(18,954)
Interest expense, net	41,798	44,809	44,266
(Gain) loss on extinguishment of debt	(1,661)	0	43,667
Income (loss) before income taxes	86,781	(7,871)	(106,887)
Income tax expense (benefit)	27,985	(2,916)	(32,939)
Net income (loss)	58,796	(4,955)	(73,948)
Convertible preferred stock and dividends	0	0	29,055
Net income (loss) attributable to common stockholders	$ 58,796	$ (4,955)	$ (103,003)
Weighted-Average Common Shares Outstanding
Basic (shares)	62,486	62,527	50,998
Diluted (shares)	62,820	62,527	50,998
Net income (loss) per share
Basic (in dollars per share)	$ 0.94	$ (0.08)	$ (2.02)
Diluted (in dollars per share)	$ 0.94	$ (0.08)	$ (2.02)